Debt Obligations Level 4 (Details) - Scheduled Maturities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt and Commitments Maturities [Line Items]
Rental Expense under Operating Leases	$ 36	$ 36	$ 36
Non-affiliated Debt [Member]
Debt and Commitments Maturities [Line Items]
2013	75
2014	193
2015	907
2016	28
2017	0
2018 and thereafter	2,287
Total minimum payments	3,490
Minimum Rentals Under Operating Leases [Member]
Debt and Commitments Maturities [Line Items]
2013	32
2014	27
2015	22
2016	17
2017	14
2018 and thereafter	22
Total minimum payments	134
Minimum Payments under Capital Leases [Member]
Debt and Commitments Maturities [Line Items]
2013	3
2014	2
2015	2
2016	2
2017	2
2018 and thereafter	9
Total minimum payments	20
Amount representing interest	(9)
Present value of minimum payments	$ 11